EMPLOYEES' RIGHTS UPON RETIREMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Employees Rights Upon Retirement [Line Items]
Accrued severance pay	$ 1,804	$ 1,615
Less - amounts funded (presented in "Investment and other non-current assets")	(1,673)	(1,399)
Unfunded balance	$ 131	$ 216